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HARTFORD MODERATE ALLOCATION FUND
HARTFORD MODERATE ALLOCATION FUND

AUGUST 13, 2015

SUPPLEMENT

TO

HARTFORD MODERATE ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED MAY 7, 2015

AND SUMMARY PROSPECTUS DATED MARCH 1, 2015

Effective November 1, 2015, Hartford Funds Management Company, LLC (the “Investment Manager”) will lower its management fee rate set forth in the investment advisory agreement for Hartford Moderate Allocation Fund (the “Fund”).

Accordingly, effective November 1, 2015, the Prospectus and Summary Prospectus will be revised as follows:

1.              Under the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service(12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None
Total other expenses	0.16%	0.28%	0.15%	0.11%	0.25%	0.20%	0.15%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%
Other expenses	0.16%	0.28%	0.15%	0.11%	0.05%	0.05%	0.05%
Acquired Fund fees and expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total annual fund operating expenses(3), (4)	1.26%	2.13%	2.00%	0.96%	1.60%	1.30%	1.00%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

(3) “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report and semi-annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

(4)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 2.15% (Class B), 2.15% (Class C), 1.15% (Class I), 1.65% (Class R3), 1.35% (Class R4) and 1.05% (Class R5). This contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$671	$928	$1,204	$1,989
B	$716	$967	$1,344	$2,240
C	$303	$627	$1,078	$2,327
I	$98	$306	$531	$1,178
R3	$163	$505	$871	$1,900
R4	$132	$412	$713	$1,568
R5	$102	$318	$552	$1,225

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$671	$928	$1,204	$1,989
B	$216	$667	$1,144	$2,240
C	$203	$627	$1,078	$2,327
I	$98	$306	$531	$1,178
R3	$163	$505	$871	$1,900
R4	$132	$412	$713	$1,568
R5	$102	$318	$552	$1,225

2.                                      Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

Effective November 1, 2015, the management fee set forth in the Fund’s investment advisory agreement is 0.100% of the first $500 million, 0.095% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets. The Investment Manager pays a sub-advisory fee to Wellington Management out of its advisory fee.

Prior to November 1, 2015, the management fee set forth in the Fund’s investment advisory agreement was 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.